Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.20375%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$658,668.94

Principal:
Principal Collections	$10,163,874.95
Prepayments in Full	$4,750,598.85
Liquidation Proceeds	$53,714.07
Recoveries	$164,264.64
Sub Total	$15,132,452.51
Collections	$15,791,121.45

Purchase Amounts:
Purchase Amounts Related to Principal	$216,708.65
Purchase Amounts Related to Interest	$704.06
Sub Total	$217,412.71

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,008,534.16

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,008,534.16
Servicing Fee	$214,950.03	$214,950.03	$0.00	$0.00	$15,793,584.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,793,584.13
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,793,584.13
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,793,584.13
Interest - Class A-3 Notes	$157,391.54	$157,391.54	$0.00	$0.00	$15,636,192.59
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$15,346,132.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,346,132.26
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$15,253,234.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,253,234.43
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$15,188,681.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,188,681.10
Regular Principal Payment	$13,546,419.66	$13,546,419.66	$0.00	$0.00	$1,642,261.44
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,642,261.44
Residual Released to Depositor	$0.00	$1,642,261.44	$0.00	$0.00	$0.00
Total		$16,008,534.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,546,419.66
Total					$13,546,419.66
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,546,419.66	$42.73	$157,391.54	$0.50	$13,703,811.20	$43.23
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$13,546,419.66	$12.87	$604,903.03	$0.57	$14,151,322.69	$13.44

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$58,293,161.83	0.1838901	$44,746,742.17	0.1411569
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$213,903,161.83	0.2032122	$200,356,742.17	0.1903428

Pool Information
Weighted Average APR	3.047%	3.046%
Weighted Average Remaining Term	28.85	28.03
Number of Receivables Outstanding	18,987	18,373
Pool Balance	$257,940,041.11	$242,708,109.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$236,193,414.76	$222,418,516.12
Pool Factor	0.2220752	0.2089611

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$20,289,592.94
Targeted Overcollateralization Amount	$42,351,366.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$42,351,366.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		34	$47,035.53
(Recoveries)		81	$164,264.64
Net Loss for Current Collection Period			$(117,229.11)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.5454%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4347%
Second Prior Collection Period			0.0397%
Prior Collection Period			-0.0038%
Current Collection Period			-0.5620%
Four Month Average (Current and Prior Three Collection Periods)			-0.0228%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,069	$9,136,231.41
(Cumulative Recoveries)			$2,093,096.74
Cumulative Net Loss for All Collection Periods			$7,043,134.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6064%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,415.77
Average Net Loss for Receivables that have experienced a Realized Loss			$3,404.13

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.16%	156	$2,807,773.55
61-90 Days Delinquent	0.09%	13	$220,854.30
91-120 Days Delinquent	0.05%	6	$114,390.02
Over 120 Days Delinquent	0.14%	16	$349,686.47
Total Delinquent Receivables	1.44%	191	$3,492,704.34

Repossession Inventory:
Repossessed in the Current Collection Period		7	$106,570.10
Total Repossessed Inventory		10	$184,232.07

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2243%
Prior Collection Period			0.2370%
Current Collection Period			0.1905%
Three Month Average			0.2173%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2822%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	36

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	48	$856,501.47
2 Months Extended	64	$1,194,543.91
3+ Months Extended	5	$72,425.73

Total Receivables Extended:	117	$2,123,471.11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer